FRANKLIN TEMPLETON INVESTMENTS
                             One Franklin Parkway
                           San Mateo, CA 94403-1906






November 4, 2003


Filed Via EDGAR (CIK #0000773478)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:  FRANKLIN CALIFORNIA TAX-FREE TRUST
           File Nos. 002-99112 and 811-4356

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) does not differ from those contained in Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 30, 2003.

Sincerely yours,

FRANKLIN CALIFORNIA TAX-FREE TRUST



/s/ David P. Goss
Associate General Counsel


DPG/jg


cc:   Bruce G. Leto, Esq.